Investments in Affiliates (Detail)	Jan. 31, 2014
Percentage Owned Directly [Member] | Boyles Bros Servicios Tecnicos Geologicos S.A. [Member] | Panama [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Percentage Owned Directly [Member] | Christensen Chile, S.A. [Member] | Chile [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Percentage Owned Directly [Member] | Christensen Commercial, S.A. [Member] | Chile [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Percentage Owned Directly [Member] | Christensen Commercial, S.A. [Member] | Peru [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Owned	35.38%
Percentage Owned Directly [Member] | Geotec Boyles Bros., S.A. [Member] | Chile [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Percentage Owned Directly [Member] | Diamantina Christensen Trading [Member] | Panama [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Owned	42.69%
Percentage Owned Directly [Member] | Geotec, S.A. [Member] | Peru [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Owned	35.38%
Percentage Owned Directly [Member] | Boyles Bros., Diamantina, S.A. [Member] | Peru [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Owned	29.49%
Percentage Owned Indirectly [Member] | Boytec, S.A. [Member] | Panama [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Percentage Owned Indirectly [Member] | Boytec Sondajes de Mexico, S.A. de C.V. [Member] | Mexico [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Percentage Owned Indirectly [Member] | Sondajes Colombia, S.A. [Member] | Colombia [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Percentage Owned Indirectly [Member] | Mining Drilling Fluids [Member] | Panama [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Owned	25.00%
Percentage Owned Indirectly [Member] | Plantel Industrial S.A. [Member] | Chile [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Percentage Owned Indirectly [Member] | Centro Internacional de Formacion S.A. [Member] | Chile [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Percentage Owned Indirectly [Member] | Geoestrella S.A. [Member] | Chile [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Owned	25.00%